Loans and Advances to Customers	12 Months Ended
Dec. 31, 2022
Net Loans And Advances To Customers [Abstract]
Loans and Advances to Customers
13. LOANS AND ADVANCES TO CUSTOMERS

	Group
	2022	2021
	£m	£m
Loans secured on residential properties	184,317	174,712
Corporate loans	19,057	19,282
Finance leases	4,645	3,916
Other unsecured loans	7,742	9,404
Accrued interest and other adjustments	688	452
Amounts due from fellow Banco Santander subsidiaries and joint ventures	4,220	3,175
Amounts due from Santander UK Group Holdings plc	—	6
Loans and advances to customers	220,669	210,947
Credit impairment loss allowances on loans and advances to customers	(931)	(828)
Residual value and voluntary termination provisions on finance leases	(22)	(25)
Net loans and advances to customers	219,716	210,094
For movements in expected credit losses, see the 'Movement in total exposures and the corresponding ECL' table in the Santander UK group level - Credit risk review section of the Risk review.
Finance lease and hire purchase contract receivables may be analysed as follows:

						Group
	2022			2021
	Gross investment	Unearned finance income	Net investment	Gross investment	Unearned finance income	Net investment
	£m	£m	£m	£m	£m	£m
No later than one year	1,493	(182)	1,311	1,906	(5)	1,901
Later than one year and not later than two years	1,367	(168)	1,199	1,324	(200)	1,124
Later than two years and not later than three years	1,190	(147)	1,043	771	(141)	630
Later than three years and not later than four years	1,044	(129)	915	343	(82)	261
Later than four years and not later than five years	143	(18)	125	38	(38)	—
Later than five years	59	(7)	52	—	—	—
	5,296	(651)	4,645	4,382	(466)	3,916
At 31 December 2022 and 2021, the Company had no finance lease and hire purchase contract receivables. The Santander UK group enters into finance leasing arrangements primarily for the financing of motor vehicles and a range of assets for its corporate customers. Included in the carrying value of net investment in finance leases and hire purchase contracts is £1,761m (2021: £1,510m) of unguaranteed RV at the end of the current lease terms, which is expected to be recovered through re-payment, re-financing or sale. Contingent rent income of £nil (2021: £nil, 2020: £nil) was earned in the year, which was classified in ‘Interest and similar income’. Finance income on the net investment in finance leases was £230m (2021: £243m, 2020: £308m).
Finance lease receivable balances are secured over the asset leased. The Santander UK group is not permitted to sell or repledge the asset in the absence of default by the lessee. The Directors consider that the carrying amount of the finance lease receivables approximates to their fair value.
Included within loans and advances to customers are advances assigned to bankruptcy remote structured entities and Abbey Covered Bonds LLP. These loans provide security to issues of covered bonds and mortgage-backed or other asset-backed securities issued by the Santander UK group. For more, see Note 14.
At 31 December 2022 and 2021, the Santander UK group had contracted with lessees for the following future undiscounted minimum lease payments receivable under operating leases.

	Group
	2022	2021
	£m	£m
No later than one year	31	31
Later than one year and not later than two years	27	27
Later than two years and not later than three years	22	21
Later than three years and not later than four years	13	15
Later than four years and not later than five years	11	11
Later than five years	21	28
	125	133